Schedule of Investments

ARK Fintech Innovation ETF

October 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%

Banks - 4.8%
NU Holdings Ltd., Class A (Brazil)*	3,108,263	$15,541,315
Silvergate Capital Corp., Class A*	420,130	23,846,579
TCS Group Holding PLC, Class Reg S (Russia)*,(a)(b)	607,059	6,070
Total Banks		39,393,964

Capital Markets - 15.4%
Coinbase Global, Inc., Class A*	922,820	61,136,825
Intercontinental Exchange, Inc.	99,501	9,509,311
Robinhood Markets, Inc., Class A*	4,744,337	55,413,856
Total Capital Markets		126,059,992

Consumer Finance - 1.6%
Kaspi.KZ JSC (Kazakhstan)(b)	198,191	12,981,510

Entertainment - 1.6%
ROBLOX Corp., Class A*	18,638	833,864
Roku, Inc.*	171,082	9,501,894
Sea Ltd. (Singapore)*(c)	56,951	2,829,326
Total Entertainment		13,165,084

Health Care Technology - 3.1%
Teladoc Health, Inc.*	857,485	25,415,855

Hotels, Restaurants & Leisure - 4.8%
DraftKings, Inc., Class A*	2,460,427	38,874,747

Insurance - 4.2%
Discovery Ltd. (South Africa)*	5,276,775	34,535,496

Interactive Media & Services - 1.4%
Z Holdings Corp. (Japan)	4,532,914	11,724,394

Internet & Direct Marketing Retail - 10.9%
Farfetch Ltd., Class A (United Kingdom)*	689,686	5,848,537
Global-e Online Ltd. (Israel)*	994,447	25,149,565
JD.com, Inc. (China)(c)	166,486	6,208,263
MercadoLibre, Inc. (Brazil)*	57,285	51,649,302
Total Internet & Direct Marketing Retail		88,855,667

IT Services - 38.4%
Adyen NV (Netherlands)*(d)	23,759	34,106,794
Block, Inc.*	1,225,108	73,592,237
Shopify, Inc., Class A (Canada)*	2,522,731	86,353,082
StoneCo Ltd., Class A (Brazil)*	2,590,861	27,204,040
Toast, Inc., Class A*	1,550,040	34,240,384
Twilio, Inc., Class A*	787,924	58,597,908
Total IT Services		314,094,445

Real Estate Management & Development - 3.0%
Zillow Group, Inc., Class C*	789,091	24,351,348

Semiconductors & Semiconductor Equipment - 1.3%
NVIDIA Corp.	78,048	10,534,139

Software - 9.3%
Bill.com Holdings, Inc.*	167,805	22,378,475
Intuit, Inc.	30,751	13,146,052
UiPath, Inc., Class A*	3,174,903	40,162,523
Total Software		75,687,050
Total Common Stocks
(Cost $2,164,636,934)		815,673,691
MONEY MARKET FUND–0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91% (e)
(Cost $3,175,118)	3,175,118	3,175,118
Total Investments–100.2%
(Cost $2,167,812,052)		818,848,809
Liabilities in Excess of Other Assets–(0.2)%		(1,666,510)
Net Assets–100.0%		$817,182,299

Schedule of Investments (continued)

ARK Fintech Innovation ETF

October 31, 2022 (Unaudited)

*	Non-income producing security
(a)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(b)	Global Depositary Receipt
(c)	American Depositary Receipt
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Rate shown represents annualized 7-day yield as of October 31, 2022.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2022, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$815,667,621	$–	$6,070	$815,673,691
Money Market Fund	3,175,118	–	–	3,175,118
Total	$818,842,739	$–	$6,070	$818,848,809

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.